Contingent and Deferred Consideration Payable (Tables)	9 Months Ended
Sep. 30, 2022
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent and Deferred Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(16,717)
Additions in the period	9,400
Loss on revaluation	7,742
Foreign Exchange	(2,744)
Balance at September 30, 2022	$28,496
Current	$18,180
Non-current	$10,316